Shareholder Fees {- Fidelity Flex® International Index Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Flex International Index Fund PRO-10 | Fidelity Flex® International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none